Segment Reporting (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) segment	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($) segment	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segments | segment	1		1		1	1	1
Interest income	$ (377)		$ (206)		$ (652)	$ (452)
Net income (loss)	4,167	$ (9,579)	(6,975)	$ (4,202)	(5,412)	(11,177)	$ (29,397)	$ (17,347)
Single reportable segment
Segment Reporting
General and administrative expenses, personnel costs							2,085	1,882
General and administrative expenses, other general and administrative expenses							2,372	917
Other income, net							2,037
Net income (loss)							(29,397)	(17,347)
Operating segment | Single reportable segment
Segment Reporting
General and administrative expenses, personnel costs	1,038		486		1,647	1,009
General and administrative expenses, other general and administrative expenses	2,025		164		2,659	368
Interest income	(377)		(206)		(652)	(452)
Other income, net	(12,659)				(7,159)
Operating segment | HCC | Single reportable segment
Segment Reporting
Direct research and development expenses by program	967		1,599		1,404	3,016	8,583	2,127
Operating segment | IPF | Single reportable segment
Segment Reporting
Direct research and development expenses by program	2,830		1,352		3,863	1,968	6,703	3,210
Operating segment | mBC | Single reportable segment
Segment Reporting
Direct research and development expenses by program	(268)		1,878		(268)	2,088	2,182	646
Operating segment | Pre-clinical, CMC, and other (unallocated) | Single reportable segment
Segment Reporting
Direct research and development expenses by program	140		229		315	585	969	4,373
Operating segment | TTI 109 | Single reportable segment
Segment Reporting
Direct research and development expenses by program	822		462		1,180	678	1,193	1,466
Operating segment | Unallocated Research and Development | Single reportable segment
Segment Reporting
Unallocated research and development expenses, personnel costs	917		760		1,775	1,555
Unallocated research and development expenses, consultant fees and other costs	$ 398		$ 251		$ 648	$ 362
Unallocated research and development expense | Single reportable segment
Segment Reporting
Unallocated research and development expenses, personnel costs							2,988	2,900
Unallocated research and development expenses, consultant fees and other costs							$ 1,032	$ 1,144